As filed with the Securities and Exchange Commission on April 26, 2007
                    Registration Nos. 002-99809 and 811-04388

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       POST EFFECTIVE AMENDMENT NUMBER 11
                                       TO
                                    FORM N-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
              OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

            Separate Account VUL of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)
                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (513) 629-1854
                         (Depositor's Telephone Number,
                              including Area Code)

                 The Western and Southern Life Insurance Company
                               (Name of Guarantor)
                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Guarantor's Principal Executive Offices) (Zip Code)
                                 (513) 629-1854
                         (Guarantor's Telephone Number,
                              including Area Code)

                             Rhonda S. Malone, Esq.
                          Associate Counsel -Securities
                    Western & Southern Financial Group, Inc.
                      400 Broadway, Cincinnati, Ohio 45202
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           [   ] immediately upon filing pursuant to paragraph (b) of Rule 485

           [ x ] on May 1, 2007  pursuant to paragraph (b) of Rule 485

           [   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

           [   ] on (date) pursuant to paragraph (a)(1) of Rule 485

           [   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

           [   ] on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

           [   ] This post-eff amendment designates a new effective date for a previously filed post-eff amendment.


Title of Securities Being Registered:  Units of Interest in Separate Account VUL

Approximate Date of Proposed Public Offering:  Continuous

                                                                      April 2007

                       CONTENTS OF REGISTRATION STATEMENT

This Amendment No. 11 to the Registration Statement is comprised of the following papers and documents:

The facing sheet

List of papers and documents that comprise the amendment to the registration statement

Signatures


The following exhibits required by the instruction as to exhibits in form S-6:

1. The following exhibit which would be required by paragraph A of the instruction as to exhibits in form N-8B-2 if a registration statement on that form were currently being filed:

     IX. A. 8 - Guarantee from WSLIC to the policy holders of Integrity

2. (a) Opinion and Consent of Counsel as the legality of the securities being registered

     (b) Opinion and Consent of Counsel as to the legality of the guarantee of securities being registered

3.   The following Financial Statements omitted from the prospectus:

     Separate Account VUL of Integrity Life Insurance Company
         Report of Independent Registered Public Accounting Firm Statements of Assets and Liabilities as of December 31, 2006 Statements of Operations for the Year Ended December 31, 2006 Statements of Changes in Net Assets for the Years Ended December 31, 2006 and 2005
         Notes to Financial Statements

     Integrity Life Insurance Company (Depositor):
         Report of Independent Registered Public Accounting Firm
         Balance Sheets (Statutory-Basis) as of December 31, 2006 and 2005 Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2006 and 2005
         Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2006 and 2005
         Statements of Cash Flow (Statutory-Basis) for the Years Ended
         December 31, 2006 and 2005 Notes to Financial Statements
         (Statutory-Basis)

     The Western and Southern Life Insurance Company (Guarantor):
         Report of Independent Registered Public Accounting Firm
         Balance Sheets (Statutory-Basis) as of December 31, 2006 and 2005 Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2006 and 2005
         Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2006 and 2005
         Statements of Cash Flow (Statutory-Basis) for the Years Ended
         December 31, 2006 and 2005 Notes to Financial Statements
         (Statutory-Basis)

4. Written consent of Ernst & Young LLP, independent registered public accounting firm

5.   Special Undertaking

6. Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company

7.   Cover letter

                                                                      April 2007


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 10th day of April, 2007.



                             SEPARATE ACCOUNT VUL OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)


                              /s/ Jill T. McGruder
                     By: ___________________________________
                       Jill T. McGruder, President and CEO



                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                              /s/ Jill T. McGruder
                     By: ___________________________________
                       Jill T. McGruder, President and CEO



                 THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
                                   (Guarantor)



                               /s/ John F. Barrett
                     By: ___________________________________
                       John F. Barrett, President and CEO

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 10th day of April, 2007.

                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                              /s/ Jill T. McGruder
                      By: ________________________________
                       Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:


                              /s/ Jill T. McGruder
PRINCIPAL EXECUTIVE OFFICER:  ___________________________________
                              Jill T. McGruder, President and CEO
                              April 10, 2007


                              /s/ Bradley J. Hunkler
PRINCIPAL FINANCIAL OFFICER:  ___________________________________
                              Bradley J. Hunkler, Vice President and Comptroller April 10, 2007


                              /s/ Bradley J. Hunkler
PRINCIPAL ACCOUNTING OFFICER: ___________________________________
                              Bradley J. Hunkler, Vice President and Comptroller April 10, 2007

DIRECTORS:


/s/ John F. Barrett                                /s/ Robert L. Walker
___________________________                        _____________________________
John F. Barrett                                    Robert L. Walker
April 10, 2007                                     April 10, 2007



/s/Edward J. Babbitt                               /s/ William J. Williams
____________________________                       _____________________________
Edward J. Babbitt                                  William J. Williams
April 10, 2007                                     April  10, 2007



/s/ Jill T. McGruder
____________________________                       /s/ Donald J. Wuebbling
Jill T. McGruder                                   _____________________________
April  10, 2007                                    Donald J. Wuebbling
                                                   April 10, 2007

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 10th day of April, 2007.


                 THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
                                   (Guarantor)

                               /s/ John F. Barrett
                      By: ________________________________
                       John F. Barrett, President and CEO


                              /s/ John F. Barrett
PRINCIPAL EXECUTIVE OFFICER:  ___________________________________
                              John F. Barrett, President and CEO
                              April 10, 2007

                              /s/ Robert L. Walker
PRINCIPAL FINANCIAL OFFICER:  ___________________________________
                              Robert L. Walker, Senior Vice President and
                              Chief Financial Officer
                              April 10, 2007

                              /s/ Robert L. Walker
PRINCIPAL ACCOUNTING OFFICER: ___________________________________
                              Robert L. Walker, Senior Vice President and
                              Chief Financial Officer
                              April 10, 2007

DIRECTORS:
                                          /s/ Edward S. Heenan, attorney-in-fact
/s/ John F. Barrett                       for George H. Walker, III
________________________________          __________________________________
John F. Barrett                           George H. Walker, III
April 10, 2007                            April  10, 2007

                                          /s/ Edward S. Heenan, attorney-in-fact
/s/ James N. Clark                        for Thomas L. Williams
________________________________          __________________________________
James N. Clark                            Thomas L. Williams
April 10, 2007                            April  10, 2007

/s/ Edward S. Heenan, attorney-in-fact
for Jo Ann Davidson                       /s/ William J. Williams
________________________________          __________________________________
Jo Ann Davidson                           William J. Williams
April 10, 2007                            April 10, 2007

/s/ Edward S. Heenan, attorney-in-fact    /s/ Edward S. Heenan, attorney-in-fact
for Eugene P. Ruehlmann                   for Donald A. Bliss
________________________________          __________________________________
Eugene P. Ruehlmann                       Donald A. Bliss
April 10, 2007                            April 10, 2007